revenue from contracts with customers	6 Months Ended
Jun. 30, 2020
revenue from contracts with customers
revenue from contracts with customers

6    revenue from contracts with customers

(a)  Revenues

In the determination of the minimum transaction prices in contracts with customers, amounts are allocated to fulfilling, or completion of fulfilling, future contracted performance obligations. These unfulfilled, or partially unfulfilled, future contracted performance obligations are largely in respect of services to be provided over the duration of the contract. The following table sets out our aggregate estimated minimum transaction prices allocated to remaining unfulfilled, or partially unfulfilled, future contracted performance obligations and the timing of when we might expect to recognize the associated revenues; actual amounts could differ from these estimates due to a variety of factors, including the unpredictable nature of: customer behaviour; industry regulation; the economic environments in which we operate; and competitor behaviour.

	June 30,	December 31,
As at (millions)	2020	2019
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,227	$2,405
During the 12-month period ending two years hence	748	930
Thereafter	33	40
	$3,008	$3,375
(1)

Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

(2)

IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

(b)  Accounts receivable

		June 30,	December 31,
As at (millions)	Note	2020	2019
Customer accounts receivable		$1,719	$1,570
Accrued receivables – customer		220	180
Allowance for doubtful accounts	4(a)	(94)	(46)
		1,845	1,704
Accrued receivables – other		159	258
Accounts receivable – current		$2,004	$1,962

(c)  Contract assets

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
Balance, beginning of period		$1,069	$1,449	$1,238	$1,475
Net additions arising from operations		176	350	347	671
Amounts billed in period and thus reclassified to accounts receivable [1]		(343)	(357)	(688)	(703)
Change in impairment allowance, net	4(a)	(2)	(2)	3	(4)
Other		1	1	1	2
Balance, end of period		$901	$1,441	$901	$1,441
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence				$689	$1,019
The 12-month period ending two years hence				197	407
Thereafter				15	15
Balance, end of period				$901	$1,441
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets				$689	$1,019
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24			(9)	(5)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24			(142)	(155)
				$538	$859
(1)

For the three-month and six-month periods ended June 30, 2020, amounts billed for our wireless products and services and reclassified to accounts receivable totalled $268 (2019 – $330) and $557 (2019 – $650), respectively.